Significant Accounting Policies - Schedule of Relevant Exchange Rates Rental Period (Details)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Period Ended RMB: USD Exchange Rate [Member]
Schedule of Relevant Exchange Rates [Line Items]
Currency exchange rate	7.0176	7.296	7.1135
Period Average RMB: USD Exchange Rate [Member]
Schedule of Relevant Exchange Rates [Line Items]
Currency exchange rate	7.2043	7.0533	6.5532